UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

EDUCATION FUNDING CAPITAL I, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2017 to December 31, 2017.

Date of Report (Date of earliest event reported): February 1, 2018

Commission File Number of securitizer: 025-00509

Central Index Key Number of securitizer: 0001219701

James D. Kruger, Secretary and Treasurer, (402) 458-2370
____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

[ ]	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor: ___________________

_________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ___________________

Central Index Key Number of underwriter (if applicable): ___________________

____________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

[1]
Education Funding Capital I, LLC (“EFC”), as securitizer, is filing this Form ABS-15G with respect to all asset-backed securities for which it acted as sponsor and were outstanding and held by non-affiliates during the reporting period, which consisted of securities backed by student loans originated under the Federal Family Education Loan Program (“FFELP”) of the U.S. Department of Education, including asset-backed securities issued in registered transactions and asset-backed securities issued in unregistered transactions. On April 25, 2014, EFC was acquired by Nelnet Finance Corp., a subsidiary of Nelnet, Inc., from Student Loan Xpress, Inc. This filing covers the asset-backed securities issued by the following entities in securitization transactions sponsored by EFC:

1.	Education Funding Capital Trust IV (Registered; Commission File Number: 333-111959-01; Central Index Key Number: 0001287715);

2.	CIT Education Loan Trust 2005-1 (Registered; Commission File Number: 333-111959-02; Central Index Key Number: 0001328056); and

3.	CIT Education Loan Trust 2007-1.
As of January 31, 2017, all asset-backed securities issued by Education Funding Capital Trust IV were extinguished.

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report for the annual period covered by this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

EDUCATION FUNDING CAPITAL I, LLC
(Securitizer)
Date: February 1, 2018	By: /s/ James D. Kruger
Name: James D. Kruger
Title: Secretary and Treasurer